Risk Management (Details 24) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Risk-weighted assets (RWA)
Credit risk		R$ 680,907,697	R$ 598,057,619
Risk Weight of 0%		0	0
Risk Weight of 2%		0	83,052
Risk Weight of 20%		2,013,917	3,229,634
Risk Weight of 35%		13,636,518	11,393,716
Risk Weight of 50%		34,584,945	32,072,200
Risk Weight of 70%		78,147	0
Risk Weight of 75%		152,407,502	130,208,551
Risk Weight of 85%		136,879,718	115,191,858
Risk Weight of 100%		274,131,256	265,578,016
Risk Weight of 150%		21,512	0
Risk Weight of 250%		34,226,888	30,408,772
Risk Weight of 300%		7,119,182	6,634,117
FORMULA	[1]	21,818,346	3,250,205
Risk Weight up to 1,250%		3,989,766	7,498
Market risk	[2]	13,571,488	10,407,258
Fixed-rate in Reais		2,137,575	3,621,542
Foreign Currency Coupon		3,229,863	6,949,809
Price Index Coupon		2,349,025	1,399,478
Equities		694,263	1,087,814
Commodities		1,015,513	757,438
Exposure to Gold, Foreign Currencies and Exchange		11,147,550	4,424,487
Operational risk		64,572,141	53,150,786
Corporate Finance		1,879,143	1,655,552
Trading and Sales		7,427,004	2,443,551
Retail		11,413,989	10,032,258
Commercial		26,451,579	23,508,471
Payment and Settlement		7,661,071	6,834,660
Financial Agent Services		4,265,433	4,055,903
Asset Management		5,311,463	4,465,702
Retail Brokerage		162,459	154,689
Total Risk Weighted Assets		759,051,326	661,615,663
Total Capital Requirement		60,724,106	57,064,351
Banking Book's Interest Rate Risk		3,535,922	5,180,343
Addicional Common equity (ACPS)	[1]	26,566,796	15,713,372
ACP Conservation		18,976,283	12,405,294
ACP Systemic		R$ 7,590,513	R$ 3,308,078

[1]	As established by Circular Letters of Central Bank of Brazil No. 3,848 and No. 3,849;
[2]	For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil;